Note 11 - Long-term Debt (Details) - Summary of Long-term Debt - USD ($)			12 Months Ended
	Mar. 27, 2015	Jan. 08, 2015	Dec. 31, 2015	Dec. 31, 2014
Note 11 - Long-term Debt (Details) - Summary of Long-term Debt [Line Items]
Balance			$ 424,660,265	$ 325,503,853
Additions			155,100,000
Repayments			(55,943,588)
Current portion of long-term debt			75,546,625	42,614,213
Long term debt			349,113,640	282,889,640
Total debt			424,660,265	325,503,853
Current portion of deferred finance charges			618,174	488,551
Deferred finance charges non-current			390,000	1,569,375
Total deferred finance charges			2,497,711	1,521,543
Total debt, net of deferred finance charges			422,162,554	323,982,310
Less: Current portion of long-term debt, net of current portion of deferred finance charges			74,928,451	42,125,662
Long term debt, net of deferred finance charges			347,234,103	281,856,648
Term Loan 1 [Member]
Note 11 - Long-term Debt (Details) - Summary of Long-term Debt [Line Items]
Original Amount			100,067,500
Balance			8,787,030	13,816,882
Repayments			$ (5,029,852)
Maturity Date			Sep. 09, 2016
Term Loan 2 [Member]
Note 11 - Long-term Debt (Details) - Summary of Long-term Debt [Line Items]
Original Amount			$ 79,850,000
Balance				14,500,000
Repayments	$ (13,500,000)		$ (14,500,000)
Maturity Date			May 30, 2016
Term Loan 3 [Member]
Note 11 - Long-term Debt (Details) - Summary of Long-term Debt [Line Items]
Original Amount			$ 6,580,000
Balance			1,289,680	1,763,440
Repayments			$ (473,760)
Maturity Date			Jun. 28, 2016
Term Loan 4 [Member]
Note 11 - Long-term Debt (Details) - Summary of Long-term Debt [Line Items]
Original Amount			$ 49,875,000
Balance			17,496,750	22,365,764
Repayments			$ (4,869,014)
Maturity Date			Dec. 21, 2017
Term Loan 5 [Member]
Note 11 - Long-term Debt (Details) - Summary of Long-term Debt [Line Items]
Original Amount			$ 40,250,000
Balance			19,375,000	21,875,000
Repayments			$ (2,500,000)
Maturity Date			Feb. 19, 2020
Term Loan 6 [Member]
Note 11 - Long-term Debt (Details) - Summary of Long-term Debt [Line Items]
Original Amount			$ 33,240,000
Balance			19,667,000	21,606,000
Repayments			$ (1,939,000)
Maturity Date			Nov. 04, 2020
Term Loan 7 [Member]
Note 11 - Long-term Debt (Details) - Summary of Long-term Debt [Line Items]
Original Amount			$ 29,437,000
Balance			7,870,000	8,650,000
Repayments			$ (780,000)
Maturity Date			Oct. 09, 2020
Term Loan 8 [Member]
Note 11 - Long-term Debt (Details) - Summary of Long-term Debt [Line Items]
Original Amount			$ 45,000,000
Balance			27,150,000	30,550,000
Repayments			$ (3,400,000)
Maturity Date			Jul. 15, 2016
Term Loan 10 [Member]
Note 11 - Long-term Debt (Details) - Summary of Long-term Debt [Line Items]
Original Amount			$ 20,400,000
Balance			17,100,000	19,300,000
Repayments			$ (2,200,000)
Maturity Date			Apr. 14, 2020
Term Loan 11 [Member]
Note 11 - Long-term Debt (Details) - Summary of Long-term Debt [Line Items]
Original Amount			$ 49,400,000
Balance			34,550,000	37,850,000
Repayments			$ (3,300,000)
Maturity Date			Sep. 01, 2018
Term Loan 12 [Member]
Note 11 - Long-term Debt (Details) - Summary of Long-term Debt [Line Items]
Original Amount			$ 43,250,000
Balance			32,375,000	35,375,000
Repayments			$ (3,000,000)
Maturity Date			Jun. 20, 2020
Term Loan 13 [Member]
Note 11 - Long-term Debt (Details) - Summary of Long-term Debt [Line Items]
Original Amount			$ 45,212,500
Balance			33,844,180	38,896,767
Repayments			$ (5,052,587)
Maturity Date			Sep. 30, 2020
Term Loan 14 [Member]
Note 11 - Long-term Debt (Details) - Summary of Long-term Debt [Line Items]
Original Amount			$ 50,225,000
Balance			46,445,000	33,040,000
Additions			15,925,000
Repayments			$ (2,520,000)
Maturity Date			Jun. 30, 2021
Term Loan 15 [Member]
Note 11 - Long-term Debt (Details) - Summary of Long-term Debt [Line Items]
Original Amount			$ 30,000,000
Balance			25,665,000	12,915,000
Additions			15,750,000
Repayments			$ (3,000,000)
Maturity Date			Apr. 16, 2020
Term Loan 16 [Member]
Note 11 - Long-term Debt (Details) - Summary of Long-term Debt [Line Items]
Original Amount			$ 13,000,000
Balance			12,120,000	$ 13,000,000
Repayments			$ (880,000)
Maturity Date			Oct. 02, 2020
Term Loan 17 [Member]
Note 11 - Long-term Debt (Details) - Summary of Long-term Debt [Line Items]
Original Amount			$ 20,925,000
Balance			19,860,000
Additions		$ 20,925,000	20,925,000
Repayments			$ (1,065,000)
Maturity Date			Jan. 08, 2023
Term Loan 18 [Member]
Note 11 - Long-term Debt (Details) - Summary of Long-term Debt [Line Items]
Original Amount			$ 67,200,000
Balance			31,500,000
Additions			32,000,000
Repayments			$ (500,000)
Maturity Date			Nov. 16, 2022
Term Loan 19 [Member]
Note 11 - Long-term Debt (Details) - Summary of Long-term Debt [Line Items]
Original Amount			$ 22,400,000
Balance			22,400,000
Additions			$ 22,400,000
Maturity Date			Dec. 14, 2022
Term Loan 20 [Member]
Note 11 - Long-term Debt (Details) - Summary of Long-term Debt [Line Items]
Original Amount			$ 22,750,000
Balance			22,343,750
Additions			22,750,000
Repayments			$ (406,250)
Maturity Date			Sep. 03, 2021
Term Loan 21 [Member]
Note 11 - Long-term Debt (Details) - Summary of Long-term Debt [Line Items]
Original Amount			$ 25,350,000
Balance			24,821,875
Additions			25,350,000
Repayments			$ (528,125)
Maturity Date			Jul. 07, 2023